Benefits Payable (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Benefits Payable [Abstract]
Military services benefits payable	$ 255.2	$ 279.2
Prior year favorable reserve releases	$ 231.2